Financial Instruments	6 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 11: FINANCIAL INSTRUMENTS

The Company has a number of financial instruments which are not measured at fair value in the statement of financial position.

The Directors consider that the carrying amounts of current receivables, current payables and current borrowings are considered to be a reasonable approximation of their fair values.